Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Policies Abstract [Abstract]
Schedule of estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% change in the euro against the corresponding currency
The estimated effect on the consolidated equity attributable to Grupo Santander and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2020	2019	2018	2020	2019	2018
US dollar	(123.6)	(161.3)	(162.3)	(4.1)	(3.5)	(4.1)
Chilean peso	(20.4)	(21.8)	(22.9)	(4.4)	(2.3)	(5.1)
Pound sterling	(107.9)	(189.2)	(171.2)	(1.2)	(3.9)	(4.5)
Mexican peso	(21.7)	(22.6)	(18.3)	(2.0)	(3.3)	(1.7)
Brazilian real	(75.0)	(71.6)	(85.6)	(12.6)	(10.4)	(5.6)
Polish zloty	(26.7)	(38.3)	(36.2)	(2.2)	(1.2)	(4.2)
Argentine peso	(7.9)	(6.9)	(7.8)	(1.8)	(1.2)	(0.6)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2020	2019	2018	2020	2019	2018
US dollar	126.1	164.6	165.6	4.2	3.5	4.2
Chilean peso	20.8	22.2	23.4	4.5	2.4	5.2
Pound sterling	110.1	193.0	174.7	1.2	4.0	4.6
Mexican peso	22.1	23.1	18.6	2.0	3.4	1.8
Brazilian real	76.5	73.1	87.4	12.8	10.6	5.7
Polish zloty	27.2	39.0	36.9	2.2	1.2	4.2
Argentine peso	8.0	7.0	8.0	1.8	1.3	0.6

Summary of fair values of financial assets and liabilities

EUR million
	2020			2019			2018
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	46,379	68,566	114,945	44,581	63,649	108,230	37,108	55,771	92,879
Non-trading financial assets mandatorily at fair value through profit or loss	1,756	2,730	4,486	1,530	3,381	4,911	1,835	8,895	10,730
Financial assets designated at fair value through profit or loss	2,509	46,208	48,717	2,572	59,497	62,069	3,102	54,358	57,460
Financial assets at fair value through other comprehensive income	91,771	29,182	120,953	103,089	22,619	125,708	103,590	17,501	121,091
Hedging derivatives (assets)	—	8,325	8,325	—	7,216	7,216	—	8,607	8,607
Financial liabilities held for trading	9,863	71,304	81,167	9,781	67,358	77,139	16,104	54,239	70,343
Financial liabilities designated at fair value through profit or loss	2,118	45,920	48,038	1,484	59,511	60,995	987	67,071	68,058
Hedging derivatives (liabilities)	—	6,869	6,869	—	6,048	6,048	5	6,358	6,363
Liabilities under insurance or reinsurance contracts	—	910	910	—	739	739	—	765	765

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2020, 2019 and 2018:

EUR million
	Fair values calculated using internal models at
	2020*
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	146,468	8,543
Financial assets held for trading	67,826	740
Credit institutions	3	—	Present value method	Yield curves, FX market prices
Customers**	296	—	Present value method	Yield curves, FX market prices
Debt and equity instruments	1,453	10	Present value method	Yield curves, FX market prices
Derivatives	66,074	730
Swaps	54,488	272	Present value method, Gaussian Copula***	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	696	22	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,129	241	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	1,069	—	Present value method	Yield curves, FX market prices
Index and securities options	554	94	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	6,138	101	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	8,325	—
Swaps	6,998	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	25	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	1,302	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,796	934
Equity instruments	984	505	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	555	134	Present value method	Yield curves
Loans and receivables**	257	295	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	45,559	649
Central banks	9,481	—	Present value method	Yield curves, FX market prices
Credit institutions	11,973	163	Present value method	Yield curves, FX market prices
Customers****	24,102	19	Present value method	Yield curves, FX market prices, HPI
Debt instruments	3	467	Present value method	Yield curves, FX market prices
Equity instruments	—	—
Financial assets at fair value through other comprehensive income	22,962	6,220
Equity instruments	75	1,223	Present value method	Market price, Yield curves, Dividends and Others
Debt instruments	18,410	206	Present value method	Yield curves, FX market prices
Loans and receivables	4,477	4,791	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2020*
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	124,098	905
Financial liabilities held for trading	71,009	295
Derivatives	63,920	295
Swaps	51,584	81	Present value method, Gaussian Copula***	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	724	1	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,226	49	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	456	97	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	1,054	2	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Other	5,876	65	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	7,089	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	6,869	—
Swaps	5,821	—	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	13	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	1,035	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	45,310	610	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	910	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2019*		2018*
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	149,711	6,651	140,659	4,473
Financial assets held for trading	63,051	598	55,033	738
Credit institutions	—	—	—	—	Present Value method
Customers**	355	—	205	—	Present Value method
Debt and equity instruments	760	65	314	153	Present Value method
Derivatives	61,936	533	54,514	585
Swaps	51,594	182	44,423	185	Present Value method, Gaussian Copula***
Exchange rate options	469	8	617	2	Black-Scholes Model
Interest rate options	3,073	177	3,778	149	Black's Model, Heath-Jarrow- Morton Model
Interest rate futures	190	—	—	—	Present Value method
Index and securities options	1,164	95	1,118	198	Black-Scholes Model
Other	5,446	71	4,578	51	Present Value method, Monte Carlo simulation and others
Hedging derivatives	7,216	—	8,586	21
Swaps	6,485	—	7,704	21	Present Value method
Interest rate options	25	—	20	—	Black’s Model
Other	706	—	862	—	N/A
Non-trading financial assets mandatorily at fair value through profit or loss	1,780	1,601	7,492	1,403
Equity instruments	1,272	550	985	462	Present Value method
Debt securities issued	498	675	5,085	481	Present Value method
Loans and receivables**	10	376	1,422	460	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	58,833	664	53,482	876
Central banks	6,474	—	9,226	—	Present Value method
Credit institutions	21,598	50	22,897	201	Present Value method
Customers****	30,729	32	21,355	560	Present Value method
Debt instruments	32	582	4	115	Present Value method
Financial assets at fair value through other comprehensive income	18,831	3,788	16,066	1,435
Equity instruments	98	407	455	581	Present Value method
Debt instruments	17,486	188	14,699	165	Present Value method
Loans and receivables	1,247	3,193	912	689	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2019*		2018*
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	132,582	1,074	127,991	442
Financial liabilities held for trading	67,068	290	53,950	289
Central banks	—	—	0	—	Present Value method
Credit institutions	—	—	0	—	Present Value method
Customers	—	—	0	—	Present Value method
Derivatives	61,789	290	53,950	289
Swaps	49,927	115	43,489	111	Present Value method, Gaussian Copula***
Exchange rate options	658	1	610	7	Black-Scholes Model
Interest rate options	4,291	34	4,411	26	Black's Model, Heath-Jarrow- Morton Model
Index and securities options	1,309	88	1,233	143	Black-Scholes Model
Interest rate and equity futures	20	2	7	—	Present Value method
Other	5,584	50	4,200	2	Present Value method, Monte Carlo simulation and others
Short positions	5,279	—	0	—	Present Value method
Hedging derivatives	6,048	—	6,352	6
Swaps	4,737	—	5,868	6	Present Value method
Interest rate options	10	—	158	—	Black’s Model
Other	1,301	—	326	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or loss	58,727	784	66,924	147	Present Value method
Liabilities under insurance contracts	739	—	765	—	Present Value method with actuarial techniques
*Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
** Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
*** Includes credit risk derivatives with a net fair value of EUR -4 million at 31 December 2020 (31 December 2019 and 2018: net fair value of EUR 6 million and EUR 0 million, respectively). These assets and liabilities are measured using the Standard Gaussian Copula Model.
****Includes home mortgage loans to financial institutions in the UK (which are regulated and partly financed by the Government). The fair value of these loans was obtained using observable market variables, including current market transactions with similar amounts and collateral facilitated by the UK Housing Association. Since the Government is involved in these financial institutions, the credit risk spreads have remained stable and are homogeneous in this sector. The results arising from the valuation model are checked against current market transactions.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation	This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2020
Portfolio/ Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	31.55%	(0.07)	0.05
CCS	Discounted Cash Flows	Interest rate	(0.30)% - 0.66%	0.66%	—	0.20
Convertibility curve - NDFs Offshore	Forward stimation	Price	0% - 2%	0.61%	(0.72)	0.31
EQ Options	EQ option pricing model	Volatility	7.86% - 93.67%	48.37%	(1.46)	1.81
FRAs	Asset Swap model	Interest rate	0% - 5%	2.22%	(0.78)	0.63
FX Forward	Discounted Cash Flows	Swap Rate	(0.02)% - 0.30%	0.11%	—	—
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.39)	0.70
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(100)% - 50%	83.33%	(0.63)	0.31
Inflation Derivatives	Volatility option model	Volatility	0% - 50%	16.67%	(0.47)	0.23
IR Futures	Asset Swap model	Interest rate	0% - 15%	0.94%	(0.94)	0.06
IR Options	IR option pricing model	Volatility	0% - 100%	19.05%	(0.27)	0.06
IRS	Asset Swap model	Interest rate	(6)% - 12.50%	10%	(0.08)	0.13
IRS	Discounted Cash Flows	Swap Rate	5.90% - 6.31%	2.26%	(0.01)	0.02
IRS	Discounted Cash Flows	Credit spread	78.97bps - 202.37bps	9.82bps	(2.81)	1.29
IRS	Prepayment modelling	Prepayment rate	2.47% - 6.22%	0.06%	(0.12)	0.05
Property derivatives	Option pricing model	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(17.82)	17.82
Swaptions	IR option pricing model	Volatility	0% - 50%	33.33%	(0.16)	0.31
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Repos / Reverse repos	Asset Swap Repo Model	Long-term repo spread	n/a	n/a	(0.18)	0.23
Mortgage portfolio	Black Scholes model	HPI Forward growth rate	0% - 5%	2.50%	(2.23)	2.23
Other loans	Present value method	Credit spreads	0.07% - 1.55%	0.74%	(0.35)	0.35
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0% - 10%	8.33%	(0.78)	3.91
Other debt securities	Price based	Market Price	90% - 110%	10%	(0.15)	0.15
Property securities	Probability weighting	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(7.24)	7.24
Non-trading financial assets mandatorily at fair value through profit or loss
Equity instruments
Equities	Price Based	Price	90% - 110%	10%	(50.47)	50.47
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n/a	n/a	(6.72)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.15)% - 0.15%	0.15%	(0.09)	0.09
Other loans	Present value method	Credit spreads	0.15% - 0.53%	0.19%	(0.04)	0.04
Debt securities
Government debt	Discounted Cash Flows	Interest rate	1.10% - 1.30%	0.10%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	10%	(122.14)	122.14
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.61%	(0.02)	0.01
EQ Options	Option pricing model	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(6.35)	6.35

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as Level 3 in 2020, 2019 and 2018 were as follows:

	01/01/2020	Changes						31/12/2020
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	598	52	(98)	330	—	(45)	(97)	740
Debt instruments	65	7	(27)	1	—	—	(39)	7
Equity instruments	—	3	—	—	—	—	—	3
Trading derivatives	533	42	(71)	329	—	(45)	(58)	730
Swaps	182	—	(8)	116	—	(8)	(10)	272
Exchange rate options	8	—	—	15	—	—	(1)	22
Interest rate options	177	15	(12)	61	—	—	—	241
Index and securities options	95	25	(43)	85	—	(38)	(30)	94
Other	71	2	(8)	52	—	1	(17)	101
Financial assets at fair value through profit or loss	664	280	(45)	17	—	(91)	(176)	649
Credit entities	50	164	—	(1)	—	(50)	—	163
Loans and advances to customers	32	—	(15)	3	—	—	(1)	19
Debt instruments	582	116	(30)	15	—	(41)	(175)	467
Non-trading financial assets mandatorily at fair value through profit or loss	1,601	120	(292)	(36)	—	(119)	(340)	934
Loans and advances to customers	376	104	(136)	12	—	(30)	(31)	295
Debt instruments	675	—	(144)	(63)	—	2	(336)	134
Equity instruments	550	16	(12)	15	—	(91)	27	505
Financial assets at fair value through other comprehensive income	3,788	8,795	(7,616)	—	(390)	571	1,072	6,220
TOTAL ASSETS	6,651	9,247	(8,051)	311	(390)	316	459	8,543
Financial liabilities held for trading	290	40	(14)	130	—	(96)	(55)	295
Trading derivatives	290	40	(14)	130	—	(96)	(55)	295
Swaps	115	8	—	(7)	—	(26)	(9)	81
Exchange rate options	1	—	—	2	—	—	(2)	1
Interest rate options	34	11	(2)	6	—	—	—	49
Index and securities options	88	21	(8)	95	—	(70)	(29)	97
Securities and interest rate futures	2	—	—	—	—	—	—	2
Others	50	—	(4)	34	—	—	(15)	65
Financial liabilities designated at fair value through profit or loss	784	4	(3)	(12)	—	(32)	(131)	610
TOTAL LIABILITIES	1,074	44	(17)	118	—	(128)	(186)	905

	01/01/2019	Changes						31/12/2019
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	738	142	(80)	115	—	(317)	—	598
Debt instruments and equity instruments	153	34	(38)	4	—	(88)	—	65
Trading derivatives	585	108	(42)	111	—	(229)	—	533
Swaps	185	10	(14)	22	—	(20)	(1)	182
Exchange rate options	2	—	—	6	—	—	—	8
Interest rate options	149	—	(5)	33	—	—	—	177
Index and securities options	198	48	(18)	50	—	(182)	(1)	95
Other	51	50	(5)	—	—	(27)	2	71
Hedging derivatives (Assets)	21	—	—	—	—	(21)	—	—
Swaps	21	—	—	—	—	(21)	—	—
Financial assets at fair value through profit or loss	876	55	(16)	65	—	(261)	(55)	664
Credit entities	201	—	—	—	—	(151)	—	50
Loans and advances to customers	560	20	(9)	(1)	—	(496)	(42)	32
Debt instruments	115	35	(7)	66	—	386	(13)	582
Non-trading financial assets mandatorily at fair value through profit or loss	1,403	426	(325)	81	—	—	16	1,601
Loans and advances to customers	460	126	(252)	21	—	—	21	376
Debt instruments	481	199	(7)	(10)	—	—	12	675
Equity instruments	462	101	(66)	70	—	—	(17)	550
Financial assets at fair value through other comprehensive income	1,435	4,424	(1,698)	—	(190)	(252)	69	3,788
TOTAL ASSETS	4,473	5,047	(2,119)	261	(190)	(851)	30	6,651

Financial liabilities held for trading	289	136	(12)	45	—	(164)	(4)	290
Trading derivatives	289	136	(12)	45	—	(164)	(4)	290
Swaps	111	6	(5)	(17)	—	20	—	115
Exchange rate options	7	1	—	—	—	(7)	—	1
Interest rate options	26	—	—	8	—	—	—	34
Index and securities options	143	79	(7)	51	—	(177)	(1)	88
Securities and interest rate futures	—	3	—	—	—	—	(1)	2
Others	2	47	—	3	—	—	(2)	50
Hedging derivatives (Liabilities)	6	—	—	—	—	(6)	—	—
Swaps	6	—	—	—	—	(6)	—	—
Financial liabilities designated at fair value through profit or loss	147	298	(5)	31	—	313	—	784
TOTAL LIABILITIES	442	434	(17)	76	—	143	(4)	1,074

	01/01/2018							31/12/2018
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	437	85	(60)	(16)	—	312	(20)	738
Debt instruments and equity instruments	32	22	(40)	2	—	141	(4)	153
Trading derivatives	405	63	(20)	(18)	—	171	(16)	585
Swaps	189	—	(8)	4	—	4	(4)	185
Exchange rate options	5	—	—	(2)	—	—	(1)	2
Interest rate options	162	—	(3)	(16)	—	8	(2)	149
Index and securities options	5	41	(1)	(35)	—	195	(7)	198
Other	44	22	(8)	31	—	(36)	(2)	51
Hedging derivatives (Assets)	18	—	—	3	—	—	—	21
Swaps	18	—	—	3	—	—	—	21
Financial assets designated at fair value through profit or loss	—	105	—	19	—	699	53	876
Credit entities	—		—	(1)	—	202	—	201
Loans and advances to customers	—	—	—	6	—	497	57	560
Debt instruments	—	105	—	14	—	—	(4)	115
Non-trading financial assets mandatorily at fair value through profit or loss	1,365	66	(35)	12	—	31	(36)	1,403
Loans and advances to customers	465	56	(22)	20	—	—	(59)	460
Debt instruments	518	—	(7)	(29)	—	1	(2)	481
Equity instruments	382	10	(6)	21	—	30	25	462
Financial assets at fair value through other comprehensive income	1,726	162	(238)	—	(269)	147	(93)	1,435
TOTAL ASSETS	3,546	418	(333)	18	(269)	1,189	(96)	4,473

Financial liabilities held for trading	182	41	(95)	9	—	161	(9)	289
Trading derivatives	182	41	(95)	9	—	161	(9)	289
Swaps	100	—	(7)	(7)	—	28	(3)	111
Exchange rate options	9	—	—	(2)	—	—	—	7
Interest rate options	19	—	(1)	(1)	—	10	(1)	26
Index and securities options	41	41	(87)	25	—	128	(5)	143
Other	13	—	—	(6)	—	(5)	—	2
Hedging derivatives (Liabilities)	7	—	—	(1)	—	—	—	6
Swaps	7		—	(1)	—	—	—	6
Financial liabilities designated at fair value through profit or loss	7	140	—	—	—	—	—	147
TOTAL LIABILITIES	196	181	(95)	8	—	161	(9)	442

Schedule of financial assets and liabilities offset in consolidated balance sheets
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2020, 2019 and 2018:

	31 December 2020
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	136,437	(60,975)	75,462
Reverse repurchase agreements	82,865	(16,078)	66,787
Total	219,302	(77,053)	142,249

	31 December 2019
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	126,389	(55,776)	70,613
Reverse repurchase agreements	89,465	(5,168)	84,297
Total	215,854	(60,944)	154,910

	31 December 2018
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	107,055	(42,509)	64,546
Reverse repurchase agreements	79,114	(4,031)	75,083
Total	186,169	(46,540)	139,629

	31 December 2020
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	132,313	(60,975)	71,338
Reverse repurchase agreements	77,925	(16,078)	61,847
Total	210,238	(77,053)	133,185

	31 December 2019
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	124,840	(55,776)	69,064
Reverse repurchase agreements	81,087	(5,168)	75,919
Total	205,927	(60,944)	144,983

	31 December 2018
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	104,213	(42,509)	61,704
Reverse repurchase agreements	82,201	(4,031)	78,170
Total	186,414	(46,540)	139,874

Criteria used to determine if a financial instrument has increased credit risk
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in stage 2, the Group considers the following criteria:

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in note 54, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

Schedule of tangible asset depreciation rates
The period tangible asset depreciation charge is recognised in the consolidated income statement and is calculated using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Average annual rate
Buildings for own use	2.4%
Furniture	8.3%
Fixtures	8.3%
Office and IT equipment	23.0%
Lease use rights	Less than the lease term or the useful life of the underlying asset